Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,079,611	$ 395,235	$ 3,096,956
Prepaid expenses		3,863	660,695
Due from related party	15,000	15,000
Total current assets	2,094,611	414,098	3,757,651
Investment held in Trust Account	51,564,084	203,282,989	203,262,660
Total Assets	53,658,695	203,697,087	207,020,311
Current liabilities:
Accounts payable	235,281	47,720
Accrued costs and expenses	2,614,241	1,927,662	958,292
Franchise tax payable	245,181	197,200
Other payable – related party			364,880
Promissory notes, net of discount	99,543		228,758
Due to related party	16,938	15,850	5,806
Total current liabilities	3,211,184	2,188,432	1,557,736
Deferred underwriting fee	7,043,750	7,043,750	7,043,750
Warrant liability	7,102,840	4,188,221	10,763,361
Total Liabilities	17,357,774	13,420,403	19,364,847
Commitments (see Note 7)
Common Stock subject to possible redemption, 5,032,874 and 20,125,000 shares at redemption value of $10.10 per share as of March 31, 2022 and December 31, 2021, respectively.	50,832,028	203,262,500	203,262,500
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock not subject to possible redemption, $0.0001 par value; 60,000,000 shares authorized; 5,031,250 issued and outstanding (excluding 5,032,874 and 20,125,000 shares subject to redemption as of March 31, 2022 and December 31, 2021, respectively)	503	503	503
Additional paid-in capital	157,140	157,140
Accumulated deficit	(14,688,750)	(13,143,459)	(15,607,539)
Total Stockholders’ Deficit	(14,531,107)	(12,985,816)	(15,607,036)
Total Liabilities and Stockholders’ Deficit	$ 53,658,695	$ 203,697,087	$ 207,020,311